Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	300,000,000	300,000,000	300,000,000
Common Stock, Shares Issued	110,423,588	107,542,205	72,076,487
Common Stock, Shares Outstanding	110,423,588	107,542,205	72,076,487